Offerings	Oct. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.087% Senior Secured Notes due 2038
Amount Registered | shares	1,742,213,000
Maximum Aggregate Offering Price	$ 1,742,213,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 151,572.53
Offering Note	Represents the maximum aggregate offering price of the series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 7.087% Senior Secured Notes due 2038
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n), no registration fee is payable with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	7.337% Senior Secured Notes due 2041
Amount Registered | shares	1,663,288,000
Maximum Aggregate Offering Price	$ 1,663,288,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 144,706.06
Offering Note	Represents the maximum aggregate offering price of the series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Guarantees of 7.337% Senior Secured Notes due 2041
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n), no registration fee is payable with respect to the guarantees.